Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents.
Schedule of cash and cash equivalents
	December 31,
	2020	2019	2018
	(Euro, in thousands)
Cash at banks	€1,239,993	€907,939	€358,016
Term deposits	895,194	953,677	733,537
Money market funds	—	—	199,243
Cash and cash equivalents from continuing operations	2,135,187	1,861,616	1,290,796
Cash and cash equivalents included in assets classified as held for sale	7,884	—	—
Total cash and cash equivalents	€2,143,071	€1,861,616	€1,290,796